INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES - Schedule of Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
-Debt investment
Available-for-sale securities	¥ 104,499	$ 15,151
-Equity investment
Investments accounted for under the equity method.	1,287,201		¥ 538,866
Equity securities without readily determinable fair values	245,000		95,000
Equity securities applying fair value option	178,871
Subtotal	1,711,072	$ 248,083	633,866
Total	¥ 1,815,571		¥ 633,866